Other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Schedule of other receivables
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Sales tax recoverable	134,717	1,529,828	739,257
Rent receivable	—	9,772	6,263
Other	26,625	17,702	—
	161,342	1,557,302	745,520